UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: May 1, 2010 – July 31, 2010

Item 1. Schedule of Investments.

ALPS/Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
July 31, 2010

	Shares	Value
COMMON STOCKS (98.52%)
COMMUNICATIONS (1.33%)
Internet (1.33%)
Internet Capital Group, Inc.(a)	163,200	$1,374,144

TOTAL COMMUNICATIONS		1,374,144

DIVERSIFIED (12.39%)
Holding Companies-Diversified Operations (12.39%)
Ackermans & van Haaren N.V.	31,234	2,138,111
HAL Trust	31,690	3,392,540
Leucadia National Corp.(a)	195,300	4,314,177
Wendel Investissement	52,400	2,962,553

		12,807,381

TOTAL DIVERSIFIED		12,807,381

FINANCIAL (84.80%)
Closed-End Funds (28.95%)
AP Alternative Assets LP	528,600	3,250,890
ARC Capital Holdings, Ltd.(a)	2,258,000	2,337,030
Candover Investments PLC(a)	180,400	1,839,979
Conversus Capital LP(a)	314,750	4,743,283
Electra Private Equity PLC(a)	139,317	2,820,049
Graphite Enterprise Trust PLC	572,357	2,501,238
HBM BioVentures AG, Class A(a)	56,000	2,222,905
HgCapital Trust PLC(a)	47,670	30,294
HgCapital Trust PLC	203,800	2,534,349
Macquarie International Infrastructure Fund, Ltd.	3,978,500	1,506,786
Princess Private Equity Holding, Ltd.(a)	346,472	2,140,589
Private Equity Investor PLC(a)	457,100	894,777
SVG Capital PLC(a)	1,304,000	3,083,569

		29,905,738
Diversified Financial Services (23.47%)
Blackstone Group LP	286,700	3,196,705
GP Investments, Ltd.(a)	841,000	3,347,168
Intermediate Capital Group PLC	1,016,900	4,238,081
KKR & Co. LP(a)	803,100	7,268,055
Onex Corp.	231,200	6,193,520

		24,243,529
Investment Companies (16.02%)
China Merchants China Direct Investments, Ltd.	1,172,000	2,622,383
DeA Capital SpA(a)	761,000	1,178,138
Eurazeo	56,249	3,583,320
Investor AB, Class B	137,950	2,600,541
MVC Capital, Inc.	107,300	1,375,586
Ratos AB, B Shares	110,800	3,164,552
RHJ International(a)	238,407	2,025,638

		16,550,158
Venture Capital (16.36%)
3i Group PLC	1,196,000	5,331,695
Altamir Amboise(a)	386,609	2,624,852
Deutsche Beteiligungs AG	93,968	2,140,507

Dinamia Capital Privado S.C.R., SA	110,770	1,299,152
GIMV N.V.	70,972	3,496,021
IP Group PLC(a)	1,145,315	566,107
JAFCO Co., Ltd.	61,250	1,449,809

		16,908,143

TOTAL FINANCIAL		87,607,568

TOTAL COMMON STOCKS (Cost $92,449,029)
		101,789,093

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.43%)

Money Market Fund (0.43%)
Dreyfus Treasury Prime Cash Management Fund, Investor Shares	0.00004%	445,159	445,159

TOTAL SHORT TERM INVESTMENTS (Cost $445,159)			445,159

TOTAL INVESTMENTS (98.95%) (Cost $92,894,188)			$102,234,252

Other Assets In Excess Of Liabilities (1.05%)			1,079,692

NET ASSETS (100.00%)			$103,313,944

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

LP - Limited Partnership

Ltd. - Limited

N.V.- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

SpA - Societá Per Azioni is an Italian shared company.

(a) Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS/WMC Value Intersection Fund(1)
SCHEDULE OF INVESTMENTS

July 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (99.75%)
CONSUMER DISCRETIONARY (10.11%)
Automobiles & Components (2.55%)
Ford Motor Co. (2)	71,100	$907,947
TRW Automotive Holdings Corp. (2)	14,100	494,769

		1,402,716
Consumer Durables & Apparel (1.07%)
Mattel, Inc.	13,600	287,776
Whirlpool Corp.	3,600	299,880

		587,656
Consumer Services (0.50%)
Apollo Group, Inc., Class A (2)	5,900	272,167

Media (3.50%)
CBS Corp., Class B	27,700	409,406
Gannett Co., Inc.	24,000	316,320
Time Warner Cable, Inc.	15,039	859,780
Time Warner, Inc.	10,800	339,768

		1,925,274
Retailing (2.49%)
Kohl’s Corp. (2)	4,800	228,912
Lowe’s Cos., Inc.	11,100	230,214
Office Depot, Inc. (2)	56,300	243,216
The Gap, Inc.	36,700	664,637

		1,366,979

TOTAL CONSUMER DISCRETIONARY		5,554,792

CONSUMER STAPLES (7.63%)
Food & Staples Retailing (1.21%)
Wal-Mart Stores, Inc.	13,000	665,470

Food Beverage & Tobacco (4.74%)
Altria Group, Inc.	32,600	722,416
Archer-Daniels-Midland Co.	17,500	478,800
Dr Pepper Snapple Group, Inc.	9,300	349,215
Philip Morris International, Inc.	13,425	685,212
Smithfield Foods, Inc. (2)	25,900	369,075

		2,604,718
Household & Personal Products (1.68%)
Herbalife, Ltd.	7,100	352,444
Kimberly-Clark Corp.	8,900	570,668

		923,112

TOTAL CONSUMER STAPLES		4,193,300

ENERGY (13.79%)
Energy (13.79%)
Apache Corp.	1,400	133,812
Baker Hughes, Inc.	10,500	506,835
Chevron Corp.	22,119	1,685,689
ConocoPhillips	27,800	1,535,116

Exxon Mobil Corp.	7,564	451,420
Hess Corp.	10,000	535,900
Marathon Oil Corp.	31,200	1,043,640
National Oilwell Varco, Inc.	17,000	665,720
Occidental Petroleum Corp.	13,000	1,013,090

		7,571,222

TOTAL ENERGY		7,571,222

FINANCIALS (26.99%)
Banks (7.13%)
CIT Group, Inc. (2)	9,100	330,876
Comerica, Inc.	12,360	474,130
PNC Financial Services Group, Inc.	9,300	552,327
U.S. Bancorp	21,800	521,020
Wells Fargo & Co.	73,500	2,038,155

		3,916,508
Diversified Financials (10.52%)
Ameriprise Financial, Inc.	21,900	928,341
Bank of America Corp.	109,412	1,536,144
JPMorgan Chase & Co.	47,700	1,921,356
SLM Corp. (2)	26,600	319,200
The Goldman Sachs Group, Inc.	7,100	1,070,822

		5,775,863
Insurance (7.49%)
ACE, Ltd.	14,400	764,352
Allied World Assurance Co. Holdings, Ltd.	7,800	388,596
Axis Capital Holdings, Ltd.	15,000	467,550
Everest Re Group, Ltd.	4,300	333,766
Genworth Financial, Inc. (2)	23,600	320,488
Hartford Financial Services Group, Inc.	23,400	547,794
Prudential Financial, Inc.	9,000	515,610
The Travelers Cos., Inc.	8,500	428,825
Unum Group	15,200	346,864

		4,113,845
Real Estate (1.85%)
Annaly Capital Management, Inc.	27,200	473,280
Forest City Enterprises, Inc. (2)	42,800	543,560

		1,016,840

TOTAL FINANCIALS		14,823,056

HEALTH CARE (11.85%)
Health Care Equipment & Services (3.10%)
McKesson Corp.	7,600	477,432
UnitedHealth Group, Inc.	21,600	657,720
WellPoint, Inc. (2)	11,200	568,064

		1,703,216
Pharmaceuticals, Biotechnology & Life Sciences (8.75%)
Amgen, Inc. (2)	14,700	801,591
Eli Lilly & Co.	22,800	811,680
Forest Laboratories, Inc. (2)	9,828	272,727
Gilead Sciences, Inc. (2)	7,600	253,232
Merck & Co., Inc.	17,900	616,834
Pfizer, Inc.	106,823	1,602,345
Watson Pharmaceuticals, Inc. (2)	11,100	449,550

		4,807,959

TOTAL HEALTH CARE		6,511,175

INDUSTRIALS (11.94%)
Capital Goods (10.89%)
3M Co.	3,800	325,052
Caterpillar, Inc.	8,400	585,900
Dover Corp.	13,100	628,407
General Dynamics Corp.	9,100	557,375
General Electric Co.	64,400	1,038,128
Joy Global, Inc.	5,300	314,661
Northrop Grumman Corp.	9,400	551,216
Oshkosh Corp. (2)	7,000	240,660
Parker Hannifin Corp.	8,500	528,020
Raytheon Co.	8,400	388,668
United Technologies Corp.	11,600	824,760

		5,982,847
Commercial & Professional Services (0.44%)
RR Donnelley & Sons Co.	14,100	237,867

Transportation (0.61%)
Delta Air Lines, Inc. (2)	28,300	336,204

TOTAL INDUSTRIALS		6,556,918

INFORMATION TECHNOLOGY (4.40%)
Semiconductors & Semiconductor Equipment (1.04%)
Xilinx, Inc.	20,500	572,360

Software & Services (2.98%)
Accenture PLC	14,400	570,816
eBay, Inc. (2)	25,800	539,478
Microsoft Corp.	20,300	523,943

		1,634,237

Technology Hardware & Equipment (0.38%)
Seagate Technology (2)	16,600	208,330

TOTAL INFORMATION TECHNOLOGY		2,414,927

MATERIALS (3.71%)
Materials (3.71%)
Freeport-McMoRan Copper & Gold, Inc.	7,100	507,934
International Paper Co.	18,900	457,380
Newmont Mining Corp.	4,400	245,960
Owens-Illinois, Inc. (2)	8,700	240,555
Reliance Steel & Aluminum Co.	6,800	267,104
Valspar Corp.	10,200	320,382

		2,039,315

TOTAL MATERIALS		2,039,315

TELECOMMUNICATION SERVICES (3.55%)
Telecommunication Services (3.55%)
AT&T, Inc.	75,145	1,949,261

TOTAL TELECOMMUNICATION SERVICES		1,949,261

UTILITIES (5.78%)
Utilities (5.78%)
CenterPoint Energy, Inc.		22,800	324,444
DPL, Inc.		8,500	215,135
Entergy Corp.		3,500	271,285
NextEra Energy, Inc.		7,100	371,330
PG&E Corp.		14,400	639,360
UGI Corp.		34,100	919,336
Xcel Energy, Inc.		19,700	433,203

			3,174,093

TOTAL UTILITIES			3,174,093

TOTAL COMMON STOCKS (Cost $50,592,383)			54,788,059

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.30%)
MONEY MARKET FUND (0.30%)
Fidelity Institutional Money Market - Money Market Portfolio - Class I	0.29%	163,124	163,124

TOTAL SHORT TERM INVESTMENTS (Cost $163,124)			163,124

TOTAL INVESTMENTS (100.05%) (Cost $50,755,507)			$54,951,183

Liabilities In Excess Of Other Assets (-0.05%)			(26,943)

NET ASSETS (100.00%)			$54,924,240

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

(1) Prior to August 31, 2010, the ALPS/WMC Value Intersection Fund was known as the Activa Value Fund.

(2) Non-Income Producing Security.

Clough China Fund

STATEMENT OF INVESTMENTS (UNAUDITED)

July 31, 2010

	Shares	Value
COMMON STOCKS (86.63%)
CONSUMER DISCRETIONARY (14.34%)
Distributors (0.69%)
Sparkle Roll Group, Ltd.	4,216,000	$423,907

Hotels Restaurants & Leisure (0.98%)
Ajisen China Holdings, Ltd.	509,000	599,300

Household Durables (0.99%)
Man Wah Holdings, Ltd.	624,900	606,597

Multiline Retail (0.71%)
Parkson Retail Group, Ltd.	253,000	434,932

Specialty Retail (4.68%)
Chow Sang Sang Holdings International, Ltd.	386,000	763,999
SA SA International Holdings, Ltd.	2,748,000	2,096,122

		2,860,121
Textiles, Apparel & Luxury Goods (6.29%)
Anta Sports Products, Ltd.	305,300	540,398
Bosideng International Holdings, Ltd.	2,024,000	625,818
China Lilang, Ltd.	220,000	243,916
Shenzhou International Group Holdings, Ltd.	831,500	1,097,334
Texwinca Holdings, Ltd.	349,000	357,865
Xtep International Holdings, Ltd.	1,361,500	980,034

		3,845,365

TOTAL CONSUMER DISCRETIONARY		8,770,222

CONSUMER STAPLES (5.33%)
Food & Staples Retailing (2.19%)
China Resources Enterprise, Ltd.	190,000	722,812
Wumart Stores, Inc., Class H	280,000	613,711

		1,336,523
Food Products (0.94%)
Shenguan Holdings Group, Ltd.	630,300	575,624

Household Products (1.55%)
Vinda International Holdings, Ltd.	981,000	947,747

Personal Products (0.65%)
Hengan International Group Co., Ltd.	46,000	397,092

TOTAL CONSUMER STAPLES		3,256,986

ENERGY (5.04%)
Oil, Gas & Consumable Fuels (5.04%)
China Petroleum & Chemical Corp., Class H	1,725,000	1,392,059
China Shenhua Energy Co., Ltd., Class H	322,000	1,243,913
CNOOC, Ltd.	264,000	444,937

		3,080,909

TOTAL ENERGY		3,080,909

FINANCIALS (20.27%)
Commercial Banks (15.48%)
Agricultural Bank of China (a)	290,000	130,673
Bank of China, Ltd.	4,418,000	2,338,881
China Construction Bank Corp.	3,634,000	3,088,490
Industrial & Commercial Bank of China, Class H	5,105,500	3,909,758

		9,467,802
Diversified Financial Services (1.00%)
Hong Kong Exchanges and Clearing, Ltd.	37,000	609,342

Insurance (2.85%)
China Life Insurance Co., Ltd., Class H	389,500	1,740,923

Real Estate Management & Development (0.94%)
Sun Hung Kai Properties, Ltd.	39,000	573,816

TOTAL FINANCIALS		12,391,883

INDUSTRIALS (14.86%)
Airlines (2.26%)
Air China, Ltd., Class H (a)	1,199,000	1,380,822

Commercial Services & Supplies (2.99%)
China Everbright International, Ltd.	2,984,000	1,372,429
Fook Woo Group Holdings, Ltd. (a)	1,354,000	456,708

		1,829,137
Construction & Engineering (2.21%)
China State Construction International Holdings, Ltd.	3,087,800	1,352,152

Electrical Equipment (1.29%)
Dongfang Electric Corp., Ltd.	228,800	789,096

Machinery (1.25%)
China Automation Group, Ltd.	1,099,000	766,845

Road & Rail (0.66%)
MTR Corp.	114,000	400,903

Transportation Infrastructure (4.20%)
China Merchants Holdings International Co., Ltd.	200,000	759,562
COSCO Pacific, Ltd.	426,000	582,618
Jiangsu Expressway Co., Ltd., Class H	1,259,000	1,224,832

		2,567,012

TOTAL INDUSTRIALS		9,085,967

INFORMATION TECHNOLOGY (6.93%)
Communications Equipment (4.15%)
China Wireless Technologies, Ltd.	1,596,000	642,756
Comba Telecom Systems Holdings, Ltd.	734,692	757,553
SIM Technology Group, Ltd.	2,752,000	605,848
VTech Holdings, Ltd.	50,000	532,171

		2,538,328
Electronic Equipment & Instruments (0.88%)
Hollysys Automation Technologies, Ltd. (a)	54,800	534,848

Semiconductors & Semiconductor Equipment (0.81%)
ASM Pacific Technology, Ltd.	54,200	495,423

Software (1.09%)
Kingdee International Software Group Co., Ltd.		1,582,000	666,894

TOTAL INFORMATION TECHNOLOGY			4,235,493

MATERIALS (8.18%)
Chemicals (0.82%)
Fufeng Group, Ltd.		716,000	498,485

Construction Materials (1.94%)
Anhui Conch Cement Co., Ltd., Class H		216,000	755,954
China Resources Cement Holdings, Ltd. (a)		890,200	432,591

			1,188,545
Metals & Mining (1.69%)
Maanshan Iron & Steel Co., Ltd.		1,201,000	671,091
Zhaojin Mining Industry Co., Ltd., Class H		168,000	364,247

			1,035,338
Paper & Forest Products (3.73%)
Lee & Man Paper Manufacturing, Ltd.		1,679,200	1,238,554
Nine Dragons Paper Holdings, Ltd.		714,000	1,040,965

			2,279,519

TOTAL MATERIALS			5,001,887

TELECOMMUNICATION SERVICES (8.27%)
Diversified Telecommunication (3.01%)
China Telecom Corp., Ltd., Class H		2,630,000	1,319,182
China Unicom Hong Kong, Ltd.		384,000	524,242

			1,843,424
Wireless Telecommunication Services (5.26%)
China Mobile, Ltd.		316,400	3,215,280

TOTAL TELECOMMUNICATION SERVICES			5,058,704

UTILITIES (3.41%)
Gas Utilities (1.23%)
China Resources Gas Group, Ltd.		518,000	752,662

Independent Power Producers & Energy Traders (2.18%)
China Resources Power Holdings Co., Ltd.		610,000	1,330,982

TOTAL UTILITIES			2,083,644

TOTAL COMMON STOCKS (Cost $44,150,713)			52,965,695

	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS (14.76%)
Money Market Fund (14.76%)
Dreyfus Cash Management Fund, Institutional Class	0.24%	9,026,925	9,026,925

TOTAL SHORT-TERM INVESTMENTS (Cost $9,026,925)			9,026,925

TOTAL INVESTMENTS (101.39%) (Cost $53,177,638)			$61,992,620
Liabilities In Excess Of Other Assets (-1.39%)			(848,182)

NET ASSETS (100.00%)			$61,144,438

Common Abbreviations:

Ltd. - Limited

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS/GNI Long Short Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
July 31, 2010

	Shares	Value
COMMON STOCKS (58.51%)
BASIC MATERIALS (11.23%)
Mining (11.23%)
Cia de Minas Buenaventura S.A., ADR	7,000	$270,270
Newmont Mining Corp.	13,000	726,700

TOTAL BASIC MATERIALS		996,970

CONSUMER, CYCLICAL (2.70%)
Retail (2.70%)
First Cash Financial Services, Inc.(a)	10,000	239,800

TOTAL CONSUMER, CYCLICAL		239,800

CONSUMER, NON-CYCLICAL (31.37%)
Agriculture (11.49%)
Philip Morris International, Inc.	20,000	1,020,800

Beverages (7.75%)
Companhia de Bebidas das Americas, ADR	6,300	688,086

Biotechnology (2.30%)
Dendreon Corp.(a)	6,200	204,042

Food (4.72%)
Kellogg Co.	4,000	200,200
Kraft Foods, Inc., Class A	7,500	219,075

		419,275

Household Products/Wares (5.11%)
Clorox Co.	7,000	454,160

TOTAL CONSUMER, NON-CYCLICAL		2,786,363

TECHNOLOGY (13.21%)
Computers (5.24%)
NetApp, Inc.(a)	11,000	465,300

Semiconductors (3.05%)
Ultratech, Inc.(a)	15,000	271,050

Software (4.92%)
Oracle Corp.	18,500	437,340

TOTAL TECHNOLOGY		1,173,690

TOTAL COMMON STOCKS (Cost $5,238,180)		5,196,823

			Shares	Value
EXCHANGE TRADED FUNDS (5.20%)
SPDR Gold Trust(a)			4,000	461,960

TOTAL EXCHANGE TRADED FUNDS (Cost $450,784)				461,960

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED PUT OPTIONS (3.81%)
BP PLC	October, 2010	$30.00	100	8,650
Deckers Outdoor Corp.	August, 2010	50.00	135	21,600
Dendreon Corp.	August, 2010	28.00	100	5,750
First Solar, Inc.	September, 2010	85.00	80	3,400
Ishares Russell 2000 Index Fund	September, 2010	66.00	600	230,400
Moody’s Corp.	January, 2011	17.50	400	33,600
Oracle Corp.	August, 2010	22.00	185	2,590
Priceline.com, Inc.	August, 2010	165.00	30	1,125
SPDR S&P 500 ETF Trust	August, 2010	107.00	300	30,900

TOTAL PURCHASED PUT OPTIONS (Cost $557,570)				338,015

		7-Day Yield	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS (42.15%)
U.S. Government & Agency Obligations (22.51%)
U.S. Treasury Bill DN
8/26/10, 0.122%			$2,000,000	1,999,834

Money Market Fund (19.64%)
Dreyfus Treasury Prime Cash
Management Fund, Investor
Shares		0.00004%	1,744,238	1,744,238

TOTAL SHORT-TERM INVESTMENTS (Cost $3,744,072)				3,744,072

TOTAL INVESTMENTS - (109.67%) (Cost $9,990,606)				$9,740,870

Liabilities in Excess of Other Assets (-9.67%)				(858,793)

NET ASSETS (100.00%)				$8,882,077

SCHEDULE OF OPTIONS WRITTEN	Expiration Date	Exercise Price	Number of Contracts	Value
PUT OPTIONS WRITTEN(a)
BP PLC	October, 2010	$22.50	100	(3,050)
Deckers Outdoor Corp.	August, 2010	41.67	135	(1,688)
Dendreon Corp.	August, 2010	23.00	100	(1,300)
Ishares Russell 2000 Index Fund	September, 2010	58.00	300	(39,450)
Moody’s Corp.	January, 2011	10.00	200	(4,400)

TOTAL PUT OPTIONS WRITTEN (Premiums received $87,439)				(49,888)

TOTAL OPTIONS WRITTEN (Premiums received $87,439)				$(49,888)

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value
COMMON STOCKS
Advanced Micro Devices, Inc.(a)			(15,000)	(112,350)
Boston Beer Co., Inc.(a)			(3,500)	(242,760)
Brandywine Realty Trust			(11,000)	(124,960)
Career Education Corp.(a)			(3,000)	(73,290)
First Solar, Inc.(a)			(1,150)	(144,268)
Garmin, Ltd.			(3,500)	(99,785)
MGM Resorts International(a)			(5,000)	(54,300)
OfficeMax, Inc.(a)			(6,000)	(85,740)
PF Chang’s China Bistro, Inc.			(1,200)	(49,680)
Regions Financial Corp.			(17,500)	(128,275)
Robert Half International, Inc.			(1,700)	(42,806)
Sanofi-Aventis SA, ADR			(3,500)	(101,990)
Steel Dynamics, Inc.			(8,000)	(114,560)
Westamerica Bancorporation			(1,000)	(53,760)
Williams-Sonoma, Inc.			(8,300)	(221,693)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,691,756)				$(1,650,217)

Common Abbreviations:

ADR - American Depositary Receipt

DN - Discount Note

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

SPDR - Standard & Poor’s Depositary Receipt

(a) Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

JEFFERIES ASSET MANAGEMENT COMMODITY STRATEGY ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS

July 31, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 25.35%
Australia 0.47%
Incitec Pivot, Ltd.	3,652	$10,738
Newcrest Mining, Ltd.	277	8,197
Nufarm, Ltd.	373	1,289
Woodside Petroleum, Ltd.	129	4,855

		25,079

Bermuda 0.35%
Aquarius Platinum, Ltd.	212	909
Bunge, Ltd.	327	16,236
Sinofert Holdings, Ltd.*	3,989	1,761

		18,906

Brazil 0.83%
Companhia Siderurgica Nacional SA, ADR	431	7,236
Gerdau SA, ADR	264	3,865
Petroleo Brasileiro SA, ADR	588	21,403
Vale SA, ADR	439	12,204

		44,708

Canada 4.12%
Agnico-Eagle Mines, Ltd.	88	4,916
Agrium, Inc.	351	22,090
Barrick Gold Corp.	554	22,773
Cameco Corp.	110	2,801
Canadian Natural Resources, Ltd.	247	8,505
Eldorado Gold Corp.	303	4,922
EnCana Corp.	173	5,289
Goldcorp, Inc.	415	16,268
IAMGOLD Corp.	212	3,343
Inmet Mining Corp.	30	1,466
Ivanhoe Mines, Ltd.*	151	2,664
Kinross Gold Corp.	401	6,580
Osisko Mining Corp.*	185	2,339
Pan American Silver Corp.	60	1,381
Potash Corp. of Saskatchewan, Inc.	674	70,549
Red Back Mining, Inc.*	137	3,467
Silver Wheaton Corp.*	196	3,697
Suncor Energy, Inc.	373	12,296
Talisman Energy, Inc.	243	4,148
Teck Resources, Ltd., Class B	167	5,879
TransCanada Corp.	162	5,725
Viterra, Inc.*	723	5,661
Yamana Gold, Inc.	414	3,894

		220,653

Cayman Islands 0.11%
Chaoda Modern Agriculture Holdings, Ltd.	5,698	6,125

Chile 0.42%
Sociedad Quimica y Minera de Chile SA, ADR	591	22,452

China 0.33%
Aluminum Corp. of China, Ltd., ADR*	44	975
Angang Steel Co., Ltd.	291	439
China BlueChemical, Ltd.	3,670	2,353
China Petroleum & Chemical Corp.	3,863	3,113
China Shenhua Energy Co., Ltd.	798	3,072
Jiangxi Copper Co., Ltd.	367	815
PetroChina Co., Ltd.	4,800	5,444
Zijin Mining Group Co., Ltd.	2,208	1,424

		17,635

Denmark 0.14%
Danisco A/S	98	7,454

France 0.47%
Total SA	496	25,021

Germany 0.38%
K+S AG	326	17,299
ThyssenKrupp AG	94	2,785

		20,084

Hong Kong 0.19%
China Agri-Industries Holdings, Ltd.	3,388	3,834
CNOOC, Ltd.	3,699	6,229

		10,063

India 0.37%
Reliance Industries, Ltd., GDR(a)	376	16,394
Sterlite Industries India, Ltd., ADR	222	3,354

		19,748

Israel 0.34%
Israel Chemicals, Ltd.	958	11,922
The Israel Corp., Ltd.*	8	6,029

		17,951

Italy 0.22%
Eni SpA	586	11,982

Japan 0.24%
JFE Holdings, Inc.	127	3,932
Nippon Steel Corp.	1,414	4,828
Sumitomo Metal Industries, Ltd.	919	2,223
Sumitomo Metal Mining Co., Ltd.	145	1,930

		12,913

Jersey 0.09%
Randgold Resources, Ltd.	51	4,586

Luxembourg 0.29%
ArcelorMittal	251	7,652
Evraz Group SA, GDR(b)*	95	2,532
Tenaris SA, ADR	140	5,607

		15,791

Malaysia 0.32%
Genting Plantations BHD	500	1,100
IOI Corp. BHD	6,200	9,979
PPB Group BHD	1,100	5,996

		17,075

Mauritius 0.11%
Golden Agri-Resources, Ltd.	14,025	5,931

Mexico 0.05%
Grupo Mexico SAB de CV, Series B	1,108	2,935

Netherlands 0.42%
CNH Global N.V.*	60	1,847
Nutreco Holding N.V.	72	4,350
Schlumberger, Ltd.	270	16,108

		22,305

Norway 0.30%
Norsk Hydro ASA	175	942
Yara International ASA	395	14,889

		15,831

Papua New Guinea 0.09%
Lihir Gold, Ltd.	1,360	5,008

Peru 0.11%
Companhia de Minas Buenaventura SA, ADR	154	5,946

Russia 1.67%
Gazprom OAO, ADR	1,370	29,565
LUKOIL OAO, ADR	155	8,835
Mechel Steel Group, ADR	40	871
MMC Norilsk Nickel, ADR	528	8,680
Polyus Gold Co., ADR	199	4,826
Rosneft Oil Co., GDR*	2,492	16,647
Uralkali, GDR(b)	960	20,179

		89,603

Singapore 0.46%
Olam International, Ltd.	4,194	8,667
Wilmar International, Ltd.	3,499	16,108

		24,775

South Africa 0.56%
Anglo Platinum, Ltd.*	31	2,987
AngloGold Ashanti, Ltd., ADR	200	8,104
Gold Fields, Ltd.	367	4,948
Harmony Gold Mining Co., Ltd.	121	1,212
Impala Platinum Holdings, Ltd.	321	8,690
Sasol, Ltd.	109	4,318

		30,259

Spain 0.09%
Repsol YPF SA	202	4,766

Switzerland 1.04%
Noble Corp.*	57	1,853
Syngenta AG	216	47,691
Transocean, Ltd.*	77	3,558
Weatherford International, Ltd.*	151	2,446

		55,548

United Kingdom 1.91%
Anglo American Plc*	337	13,350
Antofagasta Plc	98	1,519
BG Group Plc	778	12,470
BHP Billiton Plc	604	18,496
Kazakhmys Plc	55	1,049
Lonmin Plc*	90	2,217
Petropavlovsk Plc	86	1,363
Rio Tinto Plc	401	20,793
Royal Dutch Shell Plc, Class A	824	22,685
Xstrata Plc	535	8,525

		102,467

United States 8.86%
AGCO Corp.*	211	7,334
Alcoa, Inc.	289	3,228
Allegheny Technologies, Inc.	26	1,238
Anadarko Petroleum Corp.	114	5,604
Apache Corp.	78	7,455
Archer-Daniels-Midland Co.	1,404	38,414
Baker Hughes, Inc.	98	4,730

Cameron International Corp.*	57	2,257
CF Industries Holdings, Inc.	155	12,584
Chesapeake Energy Corp.	152	3,197
Chevron Corp.	461	35,133
Cliffs Natural Resources, Inc.	40	2,263
Coeur d’Alene Mines Corp.*	50	762
ConocoPhillips	342	18,885
Consol Energy, Inc.	53	1,986
Corn Products International, Inc.	171	5,701
Deere & Co.	975	65,014
Devon Energy Corp.	97	6,062
Diamond Offshore Drilling, Inc.	16	952
EOG Resources, Inc.	59	5,753
Exxon Mobil Corp.	1,073	64,036
Freeport-McMoRan Copper & Gold, Inc.	121	8,656
Halliburton Co.	215	6,424
Hecla Mining Co.*	139	687
Hess Corp.	71	3,805
International Paper Co.	438	10,600
Intrepid Potash, Inc.*	100	2,420
Marathon Oil Corp.	163	5,452
Monsanto Co.	1,195	69,119
The Mosaic Co.	367	17,488
National Oilwell Varco, Inc.	98	3,838
Newmont Mining Corp.	265	14,814
Noble Energy, Inc.	39	2,615
Nucor Corp.	87	3,405
Occidental Petroleum Corp.	185	14,417
Peabody Energy Corp.	65	2,935
Southern Copper Corp.	48	1,508
Southwestern Energy Co.*	80	2,916
United States Steel Corp.	40	1,773
Valero Energy Corp.	132	2,243
Weyerhaeuser Co.	277	4,493
The Williams Co., Inc.	137	2,659

		474,855

TOTAL COMMON STOCKS (Cost $1,244,192)		1,358,455

	PRINCIPAL AMOUNT	VALUE
GOVERNMENT BONDS 65.07%
U.S. Treasury Bonds 65.07%
United States Treasury Inflation Indexed Bonds
3.500%, 01/15/2011	$344,724	349,625
2.375%, 04/15/2011	1,372,775	1,393,580
2.000%, 04/15/2012	333,439	345,839
2.000%, 07/15/2014	318,362	342,140
1.625%, 01/15/2015	331,447	351,126
0.500%, 04/15/2015	347,325	353,838
1.875%, 07/15/2015	325,279	349,980

		3,486,128

TOTAL GOVERNMENT BONDS (Cost $3,483,360)		3,486,128

Total Investments - 90.42% (Cost $4,727,552)		$4,844,583

Net Other Assets and Liabilities - 9.58%		513,250
NET ASSETS - 100.00%		$5,357,833

Please note the country classifications are based on the company headquarters and is unaudited.

*	Non Income Producing Security.
(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. The security restricted under Rule 144A comprised 0.31% of net assets.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $22,711, representing 0.42% of net assets.

A/S - Aktieselskab is the Danish name for a stock-based corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

BHD - Berhad (in Malaysia; equivalent to Public Limited Company).

GDR - Global Depositary Receipt.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for public limited liability corporation.

Plc - Public Limited Company.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SpA - Societá Per Azioni is an Italian shared company.

Total Return Swap Contracts(a)

July 31, 2010 (Unaudited)

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Market Value(b)

Bank of America Merrill Lynch	CRB 3 Month Forward Total Return Index	$3,750,000	0.48%	06/30/11	$199,565

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation.

The Fund makes payments on any negative monthly return of such Reference Obligation.

(b)	There were no up front payments on the swap contract listed above, therefore the unrealized gains on the swap contract is equal to the market value.

See Notes to Quarterly Statement of Investments.

ALPS/GNI Long-Short Fund

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Value Intersection Fund (formerly Activa Value Fund)

Clough China Fund

Jefferies Asset Management Commodity Strategy Allocation Fund

Notes to Quarterly Statements of Investments (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993 and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). ALPS/GNI Long-Short Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Value Intersection Fund (formerly Activa Value Fund), Clough China Fund and Jefferies Asset Management Commodity Strategy Allocation Fund (each, a “Fund” and collectively, the “Funds”) are five of seven separate series offered to the public under the Trust as of July 31, 2010. The Trust offers seven Funds which include multiple series of shares, with differing investment objectives and policies. Each class within a Fund differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of each Fund are subject to an initial sales charge of up to 5.50%, with the exception of the Clough China Fund, which is subject to an initial sales charge of up to 5.75%. Class A shares and Class C shares of each Fund, as applicable, for which no initial sales charge was paid are subject to a contingent deferred sales charge of 1% if the shares are sold within twelve months after a purchase in excess of $1 million.

On December 31, 2007 ALPS/Red Rocks Listed Private Equity Fund commenced operations.

On August 29, 2009, Activa Value Fund (“predecessor Activa Fund”) a series of the Activa Mutual Funds Trust, participated in a tax-free reorganization. Through the reorganization, the predecessor Activa Fund merged into the newly created Activa Value Fund series of the Trust. The Activa Value Fund has carried over the historic financial statements of the predecessor Activa Fund. The predecessor Activa Fund commenced operations on August 10, 1971. The Activa Value Fund changed its name to the ALPS/WMC Value Intersection Fund effective August 31, 2010.

On November 2, 2009, ALPS | GNI Long-Short Fund commenced operations.

On January 16, 2010, Old Mutual China Fund (“predecessor China Fund”), a series of the Old Mutual Funds I, participated in a tax-free reorganization. Through the reorganization, the predecessor China Fund merged into the newly created Clough China Fund series of the Trust. The Clough China Fund has carried over the historic performance and financial statements of the predecessor China Fund. The predecessor China Fund commenced operations on December 30, 2005.

On June 29, 2010, Jefferies Asset Management Commodity Strategy Allocation Fund commenced operations.

Basis for Consolidation for the Jefferies Asset Management Commodity Strategy Allocation Fund

Jefferies Asset Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is currently a wholly-owned subsidiary of the Jefferies Asset Management Commodity Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) of the Trust has approved procedures to be used to value the Funds’ securities for the purposes of determining the Funds’ net asset value (“NAV”). The valuation of the securities of the Funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

Each Fund generally values its investments based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). None of the Funds values their securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Funds’ currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE (normally at 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. Investments in other mutual funds are calculated at their respective net asset values as determined by those funds in accordance with the 1940 Act.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Funds may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which each Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Funds may determine the fair value of investments based on information provided by pricing services and other third party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before each Fund values its securities. In addition, the Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS/GNI Long-Short Fund
Assets:

Common Stocks	$5,196,823	$-	$-	$5,196,823

Exchange Traded Funds	461,960	-	-	461,960

Purchased Put Options	338,015	-	-	338,015

Short Term Investments	3,744,072	-	-	3,744,072

TOTAL	$9,740,870	$-	$-	$9,740,870

Liabilities:
Other Financial Instruments

Put Options Written	$(49,888)	$-	$-	$(49,888)

Securities Sold Short	(1,650,217)	-	-	(1,650,217)

TOTAL	$(1,700,105)	$-	$-	$(1,700,105)

ALPS/Red Rocks Listed Private Equity Fund
Assets:

Common Stocks	$101,789,093	$-	$-	$101,789,093
Short Term Investments	445,159	-	-	445,159
TOTAL	$102,234,252	$-	$-	$102,234,252

ALPS/WMC Value Intersection Fund
Assets:

Common Stocks	$54,788,059	$-	$-	$54,788,059

Short Term Investments	163,124	-	-	163,124
TOTAL	$54,951,183	$-	$-	$54,951,183

Clough China Fund
Assets:

Common Stocks - Consumer Discretionary	$606,597	$-	$-	$606,597

Common Stocks - Financials	130,673	-	-	130,673

Common Stocks - Industrials	456,708	-	-	456,708

Common Stocks - Information Technology	1,636,119	-	-	1,636,119

Other Common Stocks		50,135,598	-	50,135,598

Short Term Investments	9,026,925	-	-	9,026,925
TOTAL	$11,857,022	$50,135,598	$-	$61,992,620

Jefferies Asset Management Commodity Strategy Allocation Fund
Assets:

Common Stocks	$1,358,455	$-	$-	$1,358,455

Government Bonds	-	3,486,128	-	3,486,128

TOTAL	$1,358,455	$3,486,128	$-	$4,844,583

Assets:

Other Financial Instruments

Total Return Swap Contracts	$-	$199,565	$-	$199,565

TOTAL	$-	$199,565	$-	$199,565

* For detailed industry/country descriptions, see accompanying Statement of Investments.

For the period ended July 31, 2010, the Funds did not have any significant transfers between Level 1 and Level 2 securities, except Clough China Fund. Clough China Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. As such, international securities can transfer between Level 1 and Level 2 based on triggers being met without disclosure detailing the transfers into and out of Level 1 and Level 2.

For the period ended July 31, 2010, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Options: The Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the period ended July 31, 2010 was as follows:

ALPS/GNI Long-Short Fund:

Written Call Options	Contracts	Premiums
Outstanding, April 30, 2010	–	$–
Positions opened	595	71,609
Exercised	–	–
Expired	(50)	(6,450)

Closed	(545)	(65,159)
Outstanding, July 31, 2010	–	$–
Market Value, July 31, 2010		$–

ALPS/GNI Long-Short Fund:

Written Put Options	Contracts	Premiums

Outstanding, April 30, 2010	915	$66,510
Positions opened	6,095	788,310
Exercised	–	–
Expired	–	–
Closed	(6,265)	(767,381)
Split	90	–
Outstanding, July 31, 2010	835	$87,439
Market Value, July 31, 2010		$49,888

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Swap Contracts: The Jefferies Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Jefferies Fund and/or the termination value at the end of the contract. Therefore, the Jefferies Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities. The Jefferies Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Jefferies Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Jefferies Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.

The Jefferies Fund invests in total return swaps. A total return swap is an agreement that gives a fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a fund may also be required to pay the dollar value of that decline to the counterparty.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis each Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Forward Foreign Currency Transactions: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. Each Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Each Fund did not have forward foreign currency contracts at July 31, 2010.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets of each share class with a Fund.

Use of Estimates: Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of July 31, 2010, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Fund	Gross appreciation (excess of value over tax cost)	Gross depreciation (excess of tax cost over value)	Net unrealized appreciation/depreciation	Cost of investments for income tax purposes
ALPS/GNI Long-Short Fund	$180,591	$(424,288)	$(243,697)	$9,984,567
ALPS/Red Rocks Listed Private Equity Fund	3,217,166	(4,636,162)	(1,418,996)	103,653,248
ALPS/WMC Value Intersection Fund	7,865,289	(3,783,503)	4,081,786	50,869,397
Clough China Fund	8,978,155	(443,861)	8,534,294	53,458,326
Jefferies Asset Management Commodity Strategy Allocation Fund	139,015	(21,984)	117,031	4,727,552

3. SUBSEQUENT EVENTS

The Activa Value Fund changed its name to the ALPS/WMC Value Intersection Fund effective August 31, 2010.

Vulcan Value Partners Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
July 31, 2010

	Shares	Value
COMMON STOCKS (98.65%)
COMMUNICATIONS (29.90%)
Internet (5.73%)
Google, Inc., Class A(a)	1,573	$762,669

Media (24.17%)
Comcast Corp.	33,662	621,401
DIRECTV(a)	21,792	809,790
Discovery Communications, Inc., Class A(a)	15,028	580,231
Time Warner Cable, Inc.	10,687	610,976
The Walt Disney Co.	17,587	592,506

		3,214,904

TOTAL COMMUNICATIONS		3,977,573

CONSUMER, CYCLICAL (6.28%)
Home Furnishings (3.32%)
Whirlpool Corp.	5,309	442,240

Leisure Time (2.96%)
Harley-Davidson, Inc.	14,461	393,773

TOTAL CONSUMER, CYCLICAL		836,013

CONSUMER, NON-CYCLICAL (40.14%)
Beverages (11.24%)
The Coca-Cola Co.	11,155	614,752
Diageo PLC, Sponsored ADR	8,898	621,793
Dr Pepper Snapple Group, Inc.	6,867	257,856

		1,494,401

Commercial Services (6.28%)
Mastercard, Inc., Class A	3,977	835,329

Cosmetics & Personal Care (2.46%)
The Procter & Gamble Co.	5,346	326,961

Healthcare-Products (9.80%)
Baxter International, Inc.	7,627	333,834
C.R. Bard, Inc.	5,053	396,812
Johnson & Johnson	9,869	573,290

		1,303,936

Household Products & Wares (5.03%)
Church & Dwight Co., Inc.	4,936	327,109
Fortune Brands, Inc.	7,794	342,000

		669,109

Pharmaceuticals (5.33%)
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	14,527	709,644

TOTAL CONSUMER, NON-CYCLICAL		$5,339,380

FINANCIAL (9.06%)
Insurance (9.06%)
Chubb Corp.	11,218	590,403
Everest Re Group, Ltd.	7,918	614,596

		1,204,999

TOTAL FINANCIAL		1,204,999

TECHNOLOGY (13.27%)
Computers (8.77%)
Dell, Inc.(a)	44,349	587,181
Hewlett-Packard Co.	12,602	580,196

		1,167,377

Software (4.50%)
Microsoft Corp.	23,190	598,534

TOTAL TECHNOLOGY		1,765,911

TOTAL COMMON STOCKS
(Cost $13,165,333)		13,123,876

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (0.87%)
Money Market Fund (0.87%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00004%	115,668	115,668

TOTAL SHORT TERM INVESTMENTS
(Cost $115,668)			115,668

TOTAL INVESTMENTS (99.52%)
(Cost $13,281,001)			$13,239,544

Other Assets In Excess Of Liabilities (0.48%)			64,033

NET ASSETS (100.00%)			$13,303,577

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

(a) Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statements of Investments.

Vulcan Value Partners Small-Cap Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
July 31, 2010

	Shares	Value
COMMON STOCKS (98.28%)
COMMUNICATIONS (4.53%)
Media (4.53%)
Discovery Communications, Inc., Class A(a)	16,960	$654,826

TOTAL COMMUNICATIONS		654,826

CONSUMER, CYCLICAL (23.86%)
Entertainment (3.33%)
Speedway Motorsports, Inc.	35,071	481,174

Leisure Time (4.80%)
Harley-Davidson, Inc.	25,492	694,147

Retail (15.73%)
JOS. A. Bank Clothiers, Inc.(a)	14,319	840,239
Nathan’s Famous, Inc.(a)	34,061	537,142
Sonic Corp.(a)	101,612	894,186

		2,271,567

TOTAL CONSUMER, CYCLICAL		3,446,888

CONSUMER, NON-CYCLICAL (18.98%)
Beverages (3.63%)
Dr Pepper Snapple Group, Inc.	13,953	523,935

Commercial Services (15.35%)
Global Payments, Inc.	16,438	620,206
Heartland Payment Systems, Inc.	43,162	681,097
Towers Watson & Co., Class A	14,763	657,101
The Washington Post Co.	615	258,601

		2,217,005

TOTAL CONSUMER, NON-CYCLICAL		2,740,940

ENERGY (3.48%)
Oil & Gas Services (3.48%)
Bolt Technology Corp.(a)	53,116	502,477

TOTAL ENERGY		502,477

FINANCIAL (23.32%)
Diversified Financial Services (9.03%)
Investment Technology Group, Inc.(a)	40,961	643,497
The NASDAQ OMX Group, Inc.(a)	33,906	660,150

		1,303,647

Insurance (14.29%)
Arthur J. Gallagher & Co.	10,313	262,156
Brown & Brown, Inc.	13,892	278,118
Everest Re Group, Ltd.	11,033	856,382

Markel Corp.(a)	772	260,936
ProAssurance Corp.(a)	6,841	407,108

		2,064,700

TOTAL FINANCIAL		3,368,347

INDUSTRIAL (16.76%)
Hand & Machine Tools (2.94%)
Lincoln Electric Holdings, Inc.	7,698	425,084

Machinery-Diversified (4.54%)
Hurco Cos., Inc.(a)	38,843	654,893

Miscellaneous Manufacturers (4.57%)
Donaldson Co., Inc.	13,916	660,593

Transportation (4.71%)
Pacer International, Inc.(a)	82,501	679,807

TOTAL INDUSTRIAL		2,420,377

TECHNOLOGY (7.35%)
Computers (3.39%)
Jack Henry & Associates, Inc.	19,279	489,687

Software (3.96%)
Fair Isaac Corp.	23,962	571,493

TOTAL TECHNOLOGY		1,061,180

TOTAL COMMON STOCKS
(Cost $13,548,432)		14,195,035

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.27%)
Money Market Fund (1.27%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00004%	184,005	184,005

TOTAL SHORT TERM INVESTMENTS
(Cost $184,005)			184,005

TOTAL INVESTMENTS (99.55%)
(Cost $13,732,437)			$14,379,040

Other Assets In Excess Of Liabilities (0.45%)			64,760

NET ASSETS (100.00%)			$14,443,800

Common Abbreviations:

Ltd. - Limited

(a) Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statements of Investments.

Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund

Notes to Quarterly Statements of Investments (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Funds”) are two of seven separate series offered to the public under the Trust as of July 31, 2010. Each Fund commenced operations on December 30, 2009. Each Fund has one class of shares authorized. Each Fund seeks to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value each Fund’s securities for the purposes of determining each Fund’s net asset value (“NAV”). The valuation of the securities of the Funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). Neither Fund values its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

Each Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE (normally at 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. Investments in other funds are calculated to their respective net asset values as determined by those funds in accordance with the 1940 Act.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Funds may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Funds may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which each Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before each Fund prices its shares.

The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before each Fund values its securities. In addition, the Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2010.

Vulcan Value Partners Fund:

Assets:

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$13,123,876	$–	$–	$13,123,876
Short Term Investments	115,668	–	–	115,668
TOTAL	$13,239,544	$–	$–	$13,239,544
*	For detailed Industry descriptions, see the accompanying Statement of Investments.

Vulcan Value Partners Small Cap Fund:

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$14,195,035	$–	$–	$14,195,035
Short Term Investments	184,005	–	–	184,005
TOTAL	$14,379,040	$–	$–	$14,379,040
*	For detailed Industry descriptions, see the accompanying Statement of Investments.

For the period ended July 31, 2010 the Funds did not have any significant transfers between Level 1 and Level 2 securities. For the period ended July 31, 2010, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange.

Forward Foreign Currency Transactions: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in each Fund’s financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Funds did not have forward foreign currency contracts at July 31, 2010.

Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of July 31, 2010, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation (excess of value over tax cost)	$ 627,904	$ 883,367
Gross depreciation (excess of tax cost over value)	(755,473)	(331,421)
Net unrealized appreciation/depreciation	$ (127,569)	$ 551,946
Cost of investments for income tax purposes	$ 13,367,113	$ 13,827,094

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 21, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	September 21, 2010